UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File number: 811-01528

Bruce Fund, Inc.
(Exact name of registrant as specified in charter)

20 North Wacker Drive, Suite 2414, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

John Swhear
Huntington Asset Services, Inc.
2960 North Meridian Ste. 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code: 312-236-9160

Date of fiscal year end: 6/30

Date of reporting period: 07/01/09 - 06/30/10

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

Security Name	Ticker	Security ID/CUSIP	Meeting Date	Proposed by Management (M) or Shareholders (S)	Description of Matter/Proposal	Vote? (Yes or No)	Vote For, Against or Abstain	Fund Cast its Vote For or Against Management
Cell Genesys	CEGE	150921104	9/30/2009	M	Merger agreement Solicit additional proxies	Y	F	F
EDAP	EDAP	268311107	10/30/2009	M	Renegotiate Indebtedness	Y	F	F
EDAP	EDAP	268311108	10/30/2009	M	Delegation of Board Powers	Y	F	F
EDAP	EDAP	268311109	10/30/2009	M	Increase Share Capital	Y	F	F
EDAP	EDAP	268311110	10/30/2009	M	Increase Share Capital/Company’s PST	N	A	F
Arena Resources	ARD	40049108	12/11/2009	M	Directors	Y	F	F
Arena Resources	ARD	40049109	12/11/2009	M	Stock awards	N	A	A
Arena Resources	ARD	40049110	12/11/2009	M	Increase stock option plan	N	A	A
Alanco Technologies	ALAN	11612603	1/19/2010	M	Directors	Y	F	F
Alanco Technologies	ALAN	11612604	1/19/2010	M	Share issuance	N	A	A
Astrotech	ASTC	46484101	3/5/2010	M	Directors	Y	F	F
Astrotech	ASTC	46484102	3/5/2010	M	Auditors	Y	F	F
Astrotech	ASTC	46484103	3/5/2010	M	Stock incentive plan	N	A	A
Kinross	KGC	496902404	5/5/2010	M	Directors	Y	F	F
Kinross	KGC	496902405	5/5/2010	M	Auditors	Y	F	F
RLI Corp	RLI	749607107	5/6/2010	M	Directors	Y	F	F
RLI Corp	RLI	749607108	5/6/2010	M	Incentive plan	Y	F	F
RLI Corp	RLI	749607109	5/6/2010	M	Auditors	Y	F	F
Airboss	BOS	00927v200	5/12/2010	M	Directors	Y	F	F
Airboss	BOS	00927v201	5/12/2010	M	Auditors	Y	F	F
Titan Wheel	TWI	88830m102	5/13/2010	M	Directors	Y	F	F
Titan Wheel	TWI	88830m103	5/13/2010	M	Accounting firm	Y	F	F
Double Eagle	DBLE	258570209	5/25/2010	M	Directors	Y	F	F
Double Eagle	DBLE	258570210	5/25/2010	M	Stock incentive plan	Y	F	F
Double Eagle	DBLE	258570211	5/25/2010	M	Auditors	Y	F	F
Gainsco	GAN	363127309	5/26/2010	M	Directors	Y	F	F
Gainsco	GAN	363127310	5/26/2010	M	Amendments to Articles of Incorporation	N	A	A
Gainsco	GAN	363127311	5/26/2010	M	References to previous reverse stock splits	N	A	A
Gainsco	GAN	363127312	5/26/2010	M	Indemnifications of Officers/Directors	N	A	A
Calpine	CPN	131347304	6/1/2010	M	Directors	Y	F	F
Calpine	CPN	131347305	6/1/2010	M	Accountants	Y	F	F
Calpine	CPN	131347306	6/1/2010	M	Director,Equity Incentive Plans	Y	F	F
ATP Oil	ATPG	00208J108	6/4/2010	M	Directors	Y	F	F
ATP Oil	ATPG	00208J109	6/4/2010	M	Auditors	Y	F	F
ATP Oil	ATPG	00208J110	6/4/2010	M	Stock Plan	Y	F	F
ATP Oil	ATPG	00208J111	6/4/2010	M	Amendments to Articles	Y	F	F
Arena Resources	ARD	40049111	6/8/2010	M	Merger agreement	N	A	A
America Service	ASGR	02364L109	6/8/2010	M	Directors	Y	F	F
America Service	ASGR	02364L110	6/8/2010	M	Appoinment of Deloitte Touche	Y	F	F
Health Grades	HGRD	42218q102	6/9/2010	M	Directors	Y	F	F
Health Grades	HGRD	42218q103	6/9/2010	M	Accounting Firm	Y	F	F
Omega Protein	OME	68210p107	6/15/2010	M	Directors	Y	F	F
Omega Protein	OME	68210p108	6/15/2010	M	Accounting Firm	Y	F	F
Solitario	XPL	8342ep107	6/15/2010	M	Directors	Y	F	F
Solitario	XPL	8342ep108	6/15/2010	M	Authorized shares	Y	F	F
Solitario	XPL	8342ep109	6/15/2010	M	Accounting Firm	Y	F	F
Internet Capital Group	ICGE	46059c205	6/18/2010	M	Directors	Y	F	F
Internet Capital Group	ICGE	46059c206	6/18/2010	M	Accountant	Y	F	F
Internet Capital Group	ICGE	46059c207	6/18/2010	M	Compensation Plan	Y	F	F
Durect	DRRX	26605104	6/23/2010	M	Directors	Y	F	F
Durect	DRRX	26605105	6/23/2010	M	Increase number of shares	Y	F	F
Durect	DRRX	26605106	6/23/2010	M	Stock Plan	Y	F	F
Durect	DRRX	26605107	6/23/2010	M	Employee Stock Purchase Plan	Y	F	F
Durect	DRRX	26605108	6/23/2010	M	Accounting Firm	Y	F	F
EDAP	EDAP	268311112	6/24/2010	M	Delegation of Authority granted to Board of Directors to increase share capital (limitations)	N	A	A

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Bruce Fund

 By: /s/ R. Jeffrey Bruce
        R. Jeffrey Bruce, Secretary

Date: 8/2/2010